Fees Summary	Sep. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,129,000
Previously Paid Amount	0.00
Total Fee Amount	785.25
Total Offset Amount	0.00
Net Fee	785.25
Narrative - Max Aggregate Offering Price	$ 5,129,000
Final Prospectus	true